UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04861

Fidelity Garrison Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2019

Item 1.

Reports to Stockholders

Fidelity® VIP Investment Grade Central Fund

Annual Report

December 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP Investment Grade Central Fund	9.87%	3.78%	4.57%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® VIP Investment Grade Central Fund on December 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,636	Fidelity VIP Investment Grade Central Fund
$14,445	Bloomberg Barclays U.S. Aggregate Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds posted a healthy return in 2019, driven by slower global economic growth, a maturing business cycle, trade-related uncertainty and the U.S. Federal Reserve’s dovish shift early in the year. The Bloomberg Barclays U.S. Aggregate Bond Index gained 8.72% for the year. Market yields declined moderately early in 2019, partly because of weaker U.S. manufacturing activity. In January, the Fed pivoted by signaling that future rate policy largely would depend on economic data. Yields continued to decline in the spring, amid ongoing international trade tension. Yields then tumbled in July, when the Fed cut interest rates for the first time since 2008, citing signs of economic weakness in some market segments. The Fed followed with two additional rate cuts of 25 basis points each, in September and October, which dropped long-term yields to roughly a three-year low. Yields rebounded a bit by year-end, partly due to better-than-expected U.S. economic reports and comments from the Fed in October that seemingly set a high bar for additional accommodation. Within the Bloomberg Barclays index, yield-advantaged, credit-sensitive sectors led the way amid a supportive backdrop for riskier assets and resilient fundamentals. Corporate bonds exhibited broad strength (+14.54%), while government securities also fared well, especially long Treasuries (+14.83%).

Comments from Co-Portfolio Managers Celso Munoz and Ford O'Neil:  For the year, the fund gained 9.87%, outpacing, net of fees, the 8.72% advance of the benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. Our decision to add exposure to investment-grade corporate bonds in early 2019 helped to drive the fund's relative outperformance. Owning these securities boosted the fund's income and positioned shareholders to benefit as risker sector of the U.S. bond market rebounded strongly in 2019. Within the corporate segment, our positioning (industry allocation and security selection) added value. Specifically, overweighting financials helped, as did good picks among banks and real estate investment trusts (REITs). Within this group, Royal Bank of Scotland stood out to the upside. Among industrials, overweightings in certain consumer non-cyclical names, including Anheuser Busch InBev and Philip Morris, added value. Holding bonds of select telecommunications services companies was another plus, led by the strong performance of Charter Communications and Verizon Communications. Elsewhere, investments in the bonds of Petroleos Mexicanos (PEMEX) and Petrobras contributed. In contrast, the fund's duration and yield-curve positioning put the fund at a relative performance disadvantage. Also, not owning certain high-flying technology companies modestly detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  As part of a regular review of its organizational structure, Fidelity has decided to merge certain entities to streamline operations, increase efficiency, simplify reporting, and reduce legal, compliance, and accounting complexity and costs. In separate events, Fidelity has merged four of its investment advisers and two of its broker-dealers.

Effective on or about January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Management & Research Company LLC”.

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. (“FIISC”). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Distributors Company LLC”.

These mergers are not expected to affect fund shareholders or Fidelity clients, nor are they expected to result in any changes to the day-to-day management of Fidelity’s brokerage services, the Fidelity funds, their investment policies and practices, their portfolio management teams, or the funds’ expenses.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of December 31, 2019
U.S. Government and U.S. Government Agency Obligations	57.9%
AAA	2.6%
AA	1.2%
A	7.6%
BBB	26.6%
BB and Below	4.7%
Not Rated	1.3%
Short-Term Investments and Net Other Assets*	(1.9)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of December 31, 2019*
Corporate Bonds	36.7%
U.S. Government and U.S. Government Agency Obligations	57.9%
Asset-Backed Securities	3.0%
CMOs and Other Mortgage Related Securities	2.3%
Municipal Bonds	1.1%
Other Investments	0.9%
Short-Term Investments and Net Other Assets (Liabilities)**	(1.9)%

 * Foreign investments – 9.1%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Nonconvertible Bonds - 36.7%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
2.45% 6/30/20	$3,187,000	$3,197,804
2.95% 7/15/26	12,000,000	12,220,665
3.6% 2/17/23	6,270,000	6,540,792
4.3% 2/15/30	2,799,000	3,109,603
4.45% 4/1/24	480,000	519,951
4.5% 3/9/48	13,000,000	14,342,721
4.75% 5/15/46	15,700,000	17,716,566
Verizon Communications, Inc.:
4.862% 8/21/46	3,398,000	4,205,473
5.012% 4/15/49	2,962,000	3,785,529
5.5% 3/16/47	7,027,000	9,513,220
		75,152,324
Entertainment - 0.1%
NBCUniversal, Inc.:
4.45% 1/15/43	2,012,000	2,341,806
5.95% 4/1/41	1,407,000	1,932,006
		4,273,812
Media - 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	5,742,000	6,033,049
4.908% 7/23/25	3,860,000	4,248,922
5.375% 5/1/47	18,172,000	20,330,422
6.484% 10/23/45	2,744,000	3,421,988
Comcast Corp.:
3.9% 3/1/38	1,072,000	1,184,860
4.6% 8/15/45	2,841,000	3,410,037
4.65% 7/15/42	2,539,000	3,046,646
Fox Corp.:
3.666% 1/25/22 (a)	721,000	744,308
4.03% 1/25/24 (a)	1,268,000	1,350,999
4.709% 1/25/29 (a)	1,835,000	2,089,875
5.476% 1/25/39 (a)	1,809,000	2,208,348
5.576% 1/25/49 (a)	1,201,000	1,525,508
Time Warner Cable, Inc.:
4% 9/1/21	7,363,000	7,533,010
4.5% 9/15/42	924,000	942,184
5.5% 9/1/41	1,700,000	1,894,467
5.875% 11/15/40	1,500,000	1,717,642
6.55% 5/1/37	20,209,000	24,739,825
7.3% 7/1/38	3,781,000	4,922,101
		91,344,191

TOTAL COMMUNICATION SERVICES		170,770,327

CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.6%
General Motors Financial Co., Inc.:
3.2% 7/13/20	10,000,000	10,045,668
4.2% 3/1/21	5,411,000	5,527,370
4.25% 5/15/23	2,080,000	2,190,323
4.375% 9/25/21	15,702,000	16,267,154
		34,030,515
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	2,932,000	3,139,050
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	1,931,000	1,941,750
3% 11/19/24	4,395,000	4,413,542
		6,355,292

TOTAL CONSUMER DISCRETIONARY		43,524,857

CONSUMER STAPLES - 2.8%
Beverages - 1.4%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	9,265,000	10,685,804
4.9% 2/1/46	11,511,000	13,557,128
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	5,750,000	6,701,244
5.45% 1/23/39	4,690,000	5,888,225
5.55% 1/23/49	10,715,000	13,880,288
5.8% 1/23/59 (Reg. S)	11,321,000	15,408,288
Molson Coors Brewing Co.:
3% 7/15/26	3,500,000	3,539,977
5% 5/1/42	13,093,000	14,279,494
		83,940,448
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	2,918,000	2,972,536
Food Products - 0.0%
Conagra Brands, Inc. 3.8% 10/22/21	1,121,000	1,156,502
Tobacco - 1.4%
Altria Group, Inc.:
3.875% 9/16/46	4,590,000	4,256,436
4% 1/31/24	2,227,000	2,361,053
4.25% 8/9/42	5,531,000	5,519,756
4.5% 5/2/43	3,707,000	3,779,125
4.8% 2/14/29	5,504,000	6,127,141
5.375% 1/31/44	6,678,000	7,525,622
5.95% 2/14/49	3,700,000	4,473,486
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,804,000	4,944,137
4.25% 7/21/25 (a)	15,488,000	16,329,776
Reynolds American, Inc.:
3.25% 6/12/20	939,000	943,271
4% 6/12/22	3,228,000	3,358,546
4.45% 6/12/25	2,341,000	2,518,554
5.7% 8/15/35	1,215,000	1,409,637
5.85% 8/15/45	9,320,000	10,668,569
6.15% 9/15/43	4,000,000	4,688,243
7.25% 6/15/37	2,962,000	3,852,425
		82,755,777

TOTAL CONSUMER STAPLES		170,825,263

ENERGY - 5.8%
Energy Equipment & Services - 0.1%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,517,000	1,580,943
Halliburton Co.:
3.8% 11/15/25	2,467,000	2,631,155
4.85% 11/15/35	2,154,000	2,432,088
Noble Holding International Ltd.:
7.95% 4/1/25 (b)	2,180,000	1,122,700
8.95% 4/1/45 (b)	2,104,000	883,680
		8,650,566
Oil, Gas & Consumable Fuels - 5.7%
Amerada Hess Corp.:
7.125% 3/15/33	1,003,000	1,266,574
7.3% 8/15/31	1,341,000	1,706,576
7.875% 10/1/29	4,387,000	5,732,619
Canadian Natural Resources Ltd.:
3.8% 4/15/24	6,783,000	7,166,266
5.85% 2/1/35	2,497,000	3,070,323
Cenovus Energy, Inc. 4.25% 4/15/27	6,400,000	6,773,250
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	4,379,000	4,393,893
4.5% 6/1/25	1,336,000	1,464,559
DCP Midstream LLC:
4.75% 9/30/21 (a)	3,739,000	3,841,823
5.35% 3/15/20 (a)	3,724,000	3,742,620
DCP Midstream Operating LP:
3.875% 3/15/23	1,771,000	1,810,848
5.6% 4/1/44	1,227,000	1,187,123
Duke Energy Field Services 6.45% 11/3/36 (a)	2,477,000	2,600,850
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	3,540,000	3,740,231
Enable Midstream Partners LP 3.9% 5/15/24 (b)	1,322,000	1,353,320
Enbridge Energy Partners LP 4.2% 9/15/21	4,399,000	4,531,966
Enbridge, Inc.:
4% 10/1/23	2,813,000	2,970,251
4.25% 12/1/26	1,773,000	1,950,569
Energy Transfer Partners LP:
4.2% 9/15/23	1,186,000	1,244,551
4.25% 3/15/23	1,017,000	1,061,660
4.5% 4/15/24	1,262,000	1,342,510
4.95% 6/15/28	4,048,000	4,430,497
5.25% 4/15/29	2,052,000	2,302,859
5.8% 6/15/38	2,257,000	2,550,668
6% 6/15/48	1,470,000	1,710,570
6.25% 4/15/49	1,409,000	1,695,730
Enterprise Products Operating LP:
3.7% 2/15/26	4,800,000	5,105,493
3.75% 2/15/25	2,900,000	3,092,867
Hess Corp. 4.3% 4/1/27	870,000	927,739
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	1,700,000	1,752,535
6.55% 9/15/40	460,000	586,406
Kinder Morgan, Inc. 5.55% 6/1/45	2,436,000	2,912,000
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,263,992
MPLX LP:
3 month U.S. LIBOR + 0.900% 2.785% 9/9/21 (b)(c)	1,583,000	1,587,845
3 month U.S. LIBOR + 1.100% 2.985% 9/9/22 (b)(c)	2,383,000	2,392,522
4.5% 7/15/23	1,975,000	2,097,619
4.8% 2/15/29	1,126,000	1,234,297
4.875% 12/1/24	2,736,000	2,971,973
5.5% 2/15/49	3,377,000	3,825,595
Nakilat, Inc. 6.067% 12/31/33 (a)	1,808,000	2,200,110
Occidental Petroleum Corp.:
2.6% 8/13/21	1,544,000	1,555,148
2.7% 8/15/22	1,364,000	1,377,851
2.9% 8/15/24	4,509,000	4,578,646
3.2% 8/15/26	607,000	614,163
3.5% 8/15/29	1,909,000	1,946,083
4.3% 8/15/39	278,000	282,785
4.4% 8/15/49	279,000	287,191
4.85% 3/15/21	1,620,000	1,668,492
5.55% 3/15/26	5,174,000	5,871,522
6.2% 3/15/40	1,700,000	2,038,172
6.45% 9/15/36	4,602,000	5,643,643
6.6% 3/15/46	5,708,000	7,337,867
7.5% 5/1/31	7,680,000	9,985,404
Petrobras Global Finance BV:
5.093% 1/15/30 (a)	3,804,000	4,068,378
7.25% 3/17/44	24,245,000	29,404,639
Petroleos Mexicanos:
4.5% 1/23/26	6,809,000	6,767,465
5.625% 1/23/46	4,526,000	4,086,129
6.35% 2/12/48	16,930,000	16,392,156
6.49% 1/23/27 (a)	3,830,000	4,078,950
6.5% 3/13/27	4,830,000	5,117,264
6.5% 1/23/29	5,560,000	5,857,113
6.75% 9/21/47	12,105,000	12,210,919
6.84% 1/23/30 (a)	20,585,000	22,023,892
7.69% 1/23/50 (a)	16,210,000	17,761,459
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	1,322,000	1,301,186
3.6% 11/1/24	1,389,000	1,428,217
3.65% 6/1/22	2,155,000	2,210,519
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	2,030,000	2,153,778
Southwestern Energy Co. 6.2% 1/23/25 (b)	2,509,000	2,301,255
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	1,349,000	1,462,794
The Williams Companies, Inc.:
3.7% 1/15/23	1,208,000	1,250,510
4.55% 6/24/24	13,337,000	14,387,915
Western Gas Partners LP:
3.95% 6/1/25	868,000	875,786
4.5% 3/1/28	2,000,000	1,972,126
4.65% 7/1/26	9,056,000	9,264,533
4.75% 8/15/28	1,155,000	1,163,927
5.375% 6/1/21	6,322,000	6,521,166
Williams Partners LP:
3.6% 3/15/22	3,522,000	3,620,076
3.9% 1/15/25	1,216,000	1,279,387
4% 11/15/21	2,221,000	2,282,677
4.3% 3/4/24	5,449,000	5,811,019
4.5% 11/15/23	1,751,000	1,873,866
		340,709,767

TOTAL ENERGY		349,360,333

FINANCIALS - 16.2%
Banks - 6.8%
Bank of America Corp.:
3.004% 12/20/23 (b)	30,548,000	31,284,164
3.3% 1/11/23	4,342,000	4,487,969
3.419% 12/20/28 (b)	18,965,000	19,888,443
3.5% 4/19/26	5,024,000	5,337,896
3.864% 7/23/24 (b)	4,370,000	4,598,400
3.95% 4/21/25	4,125,000	4,398,579
4.2% 8/26/24	19,977,000	21,443,012
4.25% 10/22/26	4,261,000	4,643,474
4.45% 3/3/26	1,517,000	1,664,786
Barclays PLC:
3.25% 1/12/21	4,610,000	4,648,908
4.375% 1/12/26	6,221,000	6,720,546
5.088% 6/20/30 (b)	7,347,000	8,180,852
5.2% 5/12/26	6,222,000	6,805,269
Capital One NA 2.15% 9/6/22	3,839,000	3,844,940
Citigroup, Inc.:
2.7% 10/27/22	9,998,000	10,158,895
3.352% 4/24/25 (b)	4,959,000	5,157,413
3.875% 3/26/25	9,500,000	10,040,768
4.05% 7/30/22	1,800,000	1,880,619
4.3% 11/20/26	1,733,000	1,884,936
4.45% 9/29/27	17,100,000	18,818,089
5.5% 9/13/25	5,524,000	6,310,287
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	4,857,000	5,065,414
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	2,615,000	2,626,735
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	4,667,000	4,672,780
3.75% 3/26/25	4,660,000	4,928,003
3.8% 9/15/22	7,240,000	7,533,999
3.8% 6/9/23	8,582,000	8,979,159
4.55% 4/17/26	2,575,000	2,856,043
Discover Bank:
4.2% 8/8/23	2,849,000	3,027,782
7% 4/15/20	2,309,000	2,339,975
Fifth Third Bancorp:
2.875% 7/27/20	3,000,000	3,012,433
8.25% 3/1/38	4,319,000	6,585,807
HSBC Holdings PLC 4.25% 3/14/24	2,200,000	2,335,907
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,049,605
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	4,337,000	4,553,488
5.71% 1/15/26 (a)	9,864,000	10,666,795
JPMorgan Chase & Co.:
2.95% 10/1/26	8,028,000	8,266,232
3.797% 7/23/24 (b)	5,719,000	6,024,693
3.875% 9/10/24	43,751,000	46,803,878
4.125% 12/15/26	14,080,000	15,408,464
Rabobank Nederland 4.375% 8/4/25	7,451,000	8,077,942
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	20,522,000	22,235,653
6% 12/19/23	10,433,000	11,595,252
6.1% 6/10/23	13,369,000	14,710,676
6.125% 12/15/22	8,239,000	9,013,423
Synchrony Bank 3% 6/15/22	4,542,000	4,628,943
UniCredit SpA 6.572% 1/14/22 (a)	5,565,000	5,974,655
Westpac Banking Corp. 4.11% 7/24/34 (b)	3,712,000	3,885,607
		409,057,588
Capital Markets - 4.6%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	5,541,000	5,786,410
4.25% 2/15/24	4,287,000	4,588,115
Ares Capital Corp. 4.2% 6/10/24	8,906,000	9,318,629
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	10,580,000	10,609,640
3.869% 1/12/29 (a)(b)	4,020,000	4,278,664
Deutsche Bank AG 4.5% 4/1/25	10,381,000	10,314,991
Deutsche Bank AG New York Branch:
3.15% 1/22/21	6,514,000	6,542,526
3.3% 11/16/22	9,310,000	9,401,321
5% 2/14/22	9,082,000	9,483,062
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	22,903,000	23,222,771
3.2% 2/23/23	7,150,000	7,347,938
3.691% 6/5/28 (b)	41,645,000	44,207,797
4.25% 10/21/25	2,269,000	2,461,868
6.75% 10/1/37	2,246,000	3,113,229
Intercontinental Exchange, Inc. 2.75% 12/1/20	1,628,000	1,638,924
Moody's Corp.:
3.25% 1/15/28	2,386,000	2,500,388
4.875% 2/15/24	2,240,000	2,461,677
Morgan Stanley:
3.125% 1/23/23	26,000,000	26,724,128
3.125% 7/27/26	21,964,000	22,654,805
3.625% 1/20/27	11,000,000	11,699,959
3.7% 10/23/24	3,281,000	3,483,421
3.737% 4/24/24 (b)	5,000,000	5,223,079
4.431% 1/23/30 (b)	4,395,000	4,964,385
4.875% 11/1/22	7,751,000	8,303,739
5% 11/24/25	14,636,000	16,473,021
5.75% 1/25/21	3,512,000	3,647,462
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	5,000,000	5,281,586
UBS AG 2.35% 3/26/20	1,450,000	1,451,595
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	5,261,000	5,718,123
		272,903,253
Consumer Finance - 1.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	5,996,000	6,034,382
3.5% 5/26/22	1,724,000	1,771,502
3.5% 1/15/25	8,300,000	8,549,604
4.125% 7/3/23	4,192,000	4,425,900
4.45% 12/16/21	2,938,000	3,061,225
4.45% 4/3/26	3,126,000	3,352,472
4.875% 1/16/24	5,015,000	5,432,609
Capital One Financial Corp. 3.8% 1/31/28	6,237,000	6,698,065
Discover Financial Services:
3.85% 11/21/22	5,040,000	5,266,268
3.95% 11/6/24	2,847,000	3,020,509
4.1% 2/9/27	3,673,000	3,953,655
4.5% 1/30/26	4,686,000	5,117,764
Ford Motor Credit Co. LLC:
4.063% 11/1/24	17,607,000	17,956,810
5.085% 1/7/21	2,973,000	3,043,618
5.584% 3/18/24	6,246,000	6,756,350
5.596% 1/7/22	6,152,000	6,480,997
Synchrony Financial:
2.85% 7/25/22	1,524,000	1,542,091
3.75% 8/15/21	2,203,000	2,252,500
3.95% 12/1/27	7,681,000	8,063,776
4.25% 8/15/24	2,218,000	2,365,415
4.375% 3/19/24	2,280,000	2,430,790
5.15% 3/19/29	6,556,000	7,450,315
		115,026,617
Diversified Financial Services - 1.0%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	1,572,000	1,610,671
3.95% 7/1/24 (a)	2,088,000	2,175,905
4.375% 5/1/26 (a)	2,546,000	2,689,340
5.25% 5/15/24 (a)	3,813,000	4,162,195
AXA Equitable Holdings, Inc.:
3.9% 4/20/23	1,041,000	1,090,268
4.35% 4/20/28	4,250,000	4,610,093
Brixmor Operating Partnership LP:
3.25% 9/15/23	5,952,000	6,122,812
3.875% 8/15/22	5,542,000	5,771,505
4.125% 6/15/26	4,647,000	4,946,376
4.125% 5/15/29	5,051,000	5,419,331
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	6,100,000	6,697,251
Pine Street Trust I:
4.572% 2/15/29 (a)	5,707,000	6,138,920
5.568% 2/15/49 (a)	5,700,000	6,395,050
Voya Financial, Inc. 3.125% 7/15/24	2,851,000	2,938,529
		60,768,246
Insurance - 1.9%
American International Group, Inc.:
3.3% 3/1/21	2,355,000	2,388,863
3.75% 7/10/25	8,311,000	8,886,793
4.875% 6/1/22	3,597,000	3,838,469
Aon Corp. 5% 9/30/20	1,402,000	1,432,023
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	4,093,000	4,568,025
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	3,978,000	4,529,411
4.75% 3/15/39	1,825,000	2,201,210
4.8% 7/15/21	2,278,000	2,359,937
4.9% 3/15/49	3,633,000	4,599,358
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	6,306,000	6,072,799
Metropolitan Life Global Funding I:
U.S. SOFR Secured Overnight Financing Rate Index + 0.500% 2.03% 5/28/21 (a)(b)(c)	27,560,000	27,614,678
3% 1/10/23 (a)	2,636,000	2,710,807
Pacific LifeCorp 5.125% 1/30/43 (a)	5,252,000	6,095,659
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	2,200,000	2,450,250
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	5,347,000	6,557,296
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	1,771,000	1,922,867
Unum Group:
3.875% 11/5/25	4,860,000	5,123,073
4% 3/15/24	5,930,000	6,261,199
4% 6/15/29	4,410,000	4,625,654
5.625% 9/15/20	2,889,000	2,963,083
5.75% 8/15/42	7,278,000	8,218,366
		115,419,820

TOTAL FINANCIALS		973,175,524

HEALTH CARE - 2.5%
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 2.404% 6/5/20	3,144,000	3,147,333
Health Care Providers & Services - 1.7%
Centene Corp.:
4.25% 12/15/27 (a)	5,745,000	5,910,169
4.625% 12/15/29 (a)	8,925,000	9,405,611
4.75% 1/15/25 (a)	4,565,000	4,741,802
Cigna Corp.:
3.75% 7/15/23	4,859,000	5,092,601
4.125% 9/15/20 (a)	2,723,000	2,761,552
4.125% 11/15/25	3,582,000	3,883,222
4.375% 10/15/28	6,064,000	6,709,634
4.8% 8/15/38	3,776,000	4,394,011
4.9% 12/15/48	3,772,000	4,491,737
CVS Health Corp.:
2.625% 8/15/24	770,000	775,931
3% 8/15/26	625,000	636,922
3.25% 8/15/29	1,435,000	1,456,362
3.7% 3/9/23	2,500,000	2,602,561
4.1% 3/25/25	11,542,000	12,380,432
4.3% 3/25/28	13,403,000	14,625,828
4.78% 3/25/38	5,967,000	6,763,339
5.05% 3/25/48	8,772,000	10,363,952
HCA Holdings, Inc. 4.75% 5/1/23	215,000	230,185
Toledo Hospital:
5.325% 11/15/28	2,109,000	2,283,520
6.015% 11/15/48	4,201,000	4,762,074
		104,271,445
Pharmaceuticals - 0.7%
Actavis Funding SCS 3.45% 3/15/22	6,868,000	7,022,942
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	4,363,000	4,703,736
Elanco Animal Health, Inc.:
3.912% 8/27/21	1,003,000	1,028,745
4.272% 8/28/23	3,166,000	3,342,239
4.9% 8/28/28	1,334,000	1,449,897
Mylan NV:
3.15% 6/15/21	5,002,000	5,066,640
3.95% 6/15/26	2,549,000	2,654,795
4.55% 4/15/28	4,000,000	4,301,091
Perrigo Finance PLC 3.5% 12/15/21	449,000	454,953
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	9,847,000	9,900,424
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	939,000	909,375
2.8% 7/21/23	1,463,000	1,356,933
Zoetis, Inc. 3.25% 2/1/23	1,649,000	1,696,701
		43,888,471

TOTAL HEALTH CARE		151,307,249

INDUSTRIALS - 0.6%
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	1,034,000	1,083,676
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
2.25% 1/15/23	1,326,000	1,326,344
3% 9/15/23	877,000	897,682
3.375% 6/1/21	2,523,000	2,565,303
3.75% 2/1/22	4,522,000	4,655,116
3.875% 4/1/21	3,180,000	3,244,619
3.875% 7/3/23	5,581,000	5,876,771
4.25% 2/1/24	5,740,000	6,153,481
4.25% 9/15/24	3,565,000	3,815,973
4.75% 3/1/20	3,519,000	3,533,071
		32,068,360

TOTAL INDUSTRIALS		33,152,036

INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	4,500,000	4,878,264
6.02% 6/15/26 (a)	1,564,000	1,798,792
		6,677,056
MATERIALS - 0.2%
Metals & Mining - 0.2%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	1,921,000	1,980,551
6.75% 10/19/75 (a)(b)	4,773,000	5,604,313
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	1,696,000	1,765,960
4.5% 8/1/47 (a)	1,720,000	1,874,800
		11,225,624
REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 2.4%
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,184,000	1,233,158
American Tower Corp. 2.8% 6/1/20	9,000,000	9,025,895
AvalonBay Communities, Inc. 3.625% 10/1/20	1,872,000	1,886,957
Boston Properties, Inc.:
3.85% 2/1/23	4,708,000	4,930,696
4.5% 12/1/28	3,891,000	4,406,649
Camden Property Trust:
2.95% 12/15/22	1,607,000	1,640,808
4.25% 1/15/24	3,408,000	3,656,897
Corporate Office Properties LP 5% 7/1/25	3,156,000	3,400,025
Duke Realty LP:
3.625% 4/15/23	2,123,000	2,205,620
3.75% 12/1/24	1,576,000	1,673,891
3.875% 10/15/22	3,512,000	3,659,537
Equity One, Inc. 3.75% 11/15/22	5,500,000	5,725,638
HCP, Inc.:
3.25% 7/15/26	573,000	593,679
3.5% 7/15/29	656,000	683,324
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	1,312,000	1,301,015
3.5% 8/1/26	1,366,000	1,424,547
Hudson Pacific Properties LP 4.65% 4/1/29	7,741,000	8,510,757
Lexington Corporate Properties Trust 4.4% 6/15/24	1,441,000	1,497,802
Omega Healthcare Investors, Inc.:
3.625% 10/1/29	5,913,000	5,911,556
4.375% 8/1/23	6,023,000	6,386,206
4.5% 1/15/25	2,677,000	2,854,083
4.5% 4/1/27	16,195,000	17,465,580
4.75% 1/15/28	6,382,000	6,943,223
4.95% 4/1/24	1,354,000	1,480,881
5.25% 1/15/26	5,686,000	6,320,179
Retail Opportunity Investments Partnership LP:
4% 12/15/24	978,000	997,322
5% 12/15/23	737,000	777,966
SITE Centers Corp.:
3.625% 2/1/25	2,262,000	2,331,249
4.25% 2/1/26	2,954,000	3,114,961
4.625% 7/15/22	896,000	934,150
Store Capital Corp. 4.625% 3/15/29	1,793,000	1,987,745
Ventas Realty LP:
3% 1/15/30	7,629,000	7,552,323
3.125% 6/15/23	1,289,000	1,321,280
3.5% 2/1/25	6,443,000	6,722,626
4% 3/1/28	2,243,000	2,402,808
4.125% 1/15/26	1,557,000	1,666,384
4.375% 2/1/45	763,000	816,534
Weingarten Realty Investors 3.375% 10/15/22	812,000	831,121
WP Carey, Inc.:
3.85% 7/15/29	1,275,000	1,344,751
4% 2/1/25	5,360,000	5,621,535
		143,241,358
Real Estate Management & Development - 1.0%
Brandywine Operating Partnership LP:
3.95% 2/15/23	5,510,000	5,712,770
3.95% 11/15/27	4,613,000	4,817,482
4.1% 10/1/24	5,070,000	5,368,860
4.55% 10/1/29	5,842,000	6,348,850
Digital Realty Trust LP:
3.95% 7/1/22	3,320,000	3,455,500
4.75% 10/1/25	3,533,000	3,922,561
Liberty Property LP:
3.375% 6/15/23	2,202,000	2,287,821
4.125% 6/15/22	2,007,000	2,099,489
4.4% 2/15/24	4,876,000	5,268,112
Mack-Cali Realty LP:
3.15% 5/15/23	4,988,000	4,897,676
4.5% 4/18/22	1,218,000	1,237,569
Post Apartment Homes LP 3.375% 12/1/22	790,000	813,643
Tanger Properties LP:
3.125% 9/1/26	6,109,000	6,049,920
3.75% 12/1/24	3,470,000	3,553,515
3.875% 12/1/23	1,792,000	1,843,749
		57,677,517

TOTAL REAL ESTATE		200,918,875

UTILITIES - 1.6%
Electric Utilities - 1.0%
Cleco Corporate Holdings LLC:
3.375% 9/15/29 (a)	3,447,000	3,456,865
3.743% 5/1/26	6,947,000	7,171,971
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	2,664,000	2,830,783
6.4% 9/15/20 (a)	7,513,000	7,730,535
Eversource Energy 2.8% 5/1/23	5,110,000	5,183,664
FirstEnergy Corp.:
4.25% 3/15/23	11,729,000	12,358,910
7.375% 11/15/31	5,363,000	7,561,481
IPALCO Enterprises, Inc.:
3.45% 7/15/20	7,767,000	7,800,483
3.7% 9/1/24	2,157,000	2,229,582
LG&E and KU Energy LLC 3.75% 11/15/20	525,000	530,408
NV Energy, Inc. 6.25% 11/15/20	1,238,000	1,281,451
TECO Finance, Inc. 5.15% 3/15/20	1,545,000	1,554,442
		59,690,575
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,182,000	1,213,667
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.7% 6/15/21	1,182,000	1,192,699
3.55% 6/15/26	1,891,000	1,962,558
		3,155,257
Multi-Utilities - 0.5%
Dominion Energy, Inc. 3 month U.S. LIBOR + 2.300% 4.2605% 9/30/66 (b)(c)	15,230,000	14,125,825
NiSource, Inc. 2.95% 9/1/29	8,554,000	8,512,843
Puget Energy, Inc.:
6% 9/1/21	4,807,000	5,103,826
6.5% 12/15/20	1,534,000	1,595,417
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 4.0224% 5/15/67 (b)(c)	1,426,000	1,328,072
		30,665,983

TOTAL UTILITIES		94,725,482

TOTAL NONCONVERTIBLE BONDS
(Cost $2,063,082,006)		2,205,662,626

U.S. Government and Government Agency Obligations - 33.8%
U.S. Treasury Inflation-Protected Obligations - 4.0%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$36,976,580	$38,376,851
1% 2/15/49	7,987,209	8,883,255
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	18,223,181	18,333,367
0.25% 1/15/25	7,388,336	7,454,804
0.375% 1/15/27	17,535,661	17,805,191
0.375% 7/15/27	16,992,915	17,336,842
0.625% 1/15/26	70,558,000	72,730,843
0.75% 7/15/28	27,168,330	28,588,323
0.875% 1/15/29	27,536,307	29,248,355

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		238,757,831

U.S. Treasury Obligations - 29.8%
U.S. Treasury Bonds:
3% 5/15/45	34,384,000	38,339,145
3% 2/15/49	158,563,000	178,674,871
U.S. Treasury Notes:
1.5% 9/30/24	41,299,000	40,915,892
1.625% 9/30/26	207,060,000	204,347,516
1.625% 11/30/26	20,000,000	19,722,838
1.625% 8/15/29 (d)	112,757,000	109,760,052
1.75% 11/15/29 (d)	33,000,000	32,475,996
1.875% 3/31/22	219,649,000	220,965,056
2% 12/31/21	384,319,000	387,276,937
2.125% 3/31/24 (e)	197,361,000	200,857,785
2.125% 7/31/24	10,638,000	10,835,045
2.125% 11/30/24	36,586,000	37,297,550
2.5% 1/31/24	77,300,000	79,780,024
2.5% 2/28/26	153,467,000	159,761,033
3.125% 11/15/28	66,103,000	72,632,237

TOTAL U.S. TREASURY OBLIGATIONS		1,793,641,977

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,989,107,684)		2,032,399,808

U.S. Government Agency - Mortgage Securities - 31.5%
Fannie Mae - 9.5%
12 month U.S. LIBOR + 1.480% 4.221% 7/1/34 (b)(c)	17,266	17,941
12 month U.S. LIBOR + 1.553% 4.345% 6/1/36 (b)(c)	18,369	19,154
12 month U.S. LIBOR + 1.650% 4.346% 11/1/36 (b)(c)	199,425	208,157
12 month U.S. LIBOR + 1.710% 4.585% 6/1/42 (b)(c)	89,457	92,385
12 month U.S. LIBOR + 1.730% 4.647% 7/1/35 (b)(c)	14,837	15,459
12 month U.S. LIBOR + 1.788% 4.913% 2/1/36 (b)(c)	129,908	135,449
12 month U.S. LIBOR + 1.800% 4.499% 7/1/41 (b)(c)	139,271	145,609
12 month U.S. LIBOR + 1.810% 4.537% 7/1/41 (b)(c)	80,685	84,008
12 month U.S. LIBOR + 1.818% 4.068% 9/1/41 (b)(c)	49,433	51,661
12 month U.S. LIBOR + 1.820% 4.82% 12/1/35 (b)(c)	99,644	104,186
12 month U.S. LIBOR + 1.830% 3.907% 10/1/41 (b)(c)	43,547	45,260
12 month U.S. LIBOR + 1.900% 4.782% 7/1/37 (b)(c)	19,222	20,178
12 month U.S. LIBOR + 1.906% 4.705% 5/1/36 (b)(c)	88,176	92,309
12 month U.S. LIBOR + 1.938% 4.648% 9/1/36 (b)(c)	74,985	77,803
6 month U.S. LIBOR + 1.310% 3.313% 5/1/34 (b)(c)	138,862	142,873
6 month U.S. LIBOR + 1.420% 3.879% 9/1/33 (b)(c)	135,626	139,649
6 month U.S. LIBOR + 1.550% 3.807% 10/1/33 (b)(c)	8,028	8,301
6 month U.S. LIBOR + 1.565% 4.085% 7/1/35 (b)(c)	9,754	10,097
U.S. TREASURY 1 YEAR INDEX + 1.940% 4.189% 10/1/33 (b)(c)	136,222	143,445
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.833% 3/1/35 (b)(c)	6,724	7,068
U.S. TREASURY 1 YEAR INDEX + 2.232% 4.923% 8/1/36 (b)(c)	272,408	286,414
U.S. TREASURY 1 YEAR INDEX + 2.290% 4.264% 10/1/33 (b)(c)	20,986	22,084
U.S. TREASURY 1 YEAR INDEX + 2.420% 4.657% 5/1/35 (b)(c)	22,766	23,927
2.5% 7/1/31 to 12/1/49	46,125,093	46,340,407
3% 8/1/27 to 10/1/49	147,431,180	151,327,453
3.5% 1/1/34 to 11/1/49	150,971,619	157,872,021
4% 11/1/31 to 11/1/49	114,988,894	122,012,900
4.5% to 4.5% 5/1/25 to 9/1/49	57,664,638	61,924,251
5% 9/1/20 to 11/1/44	13,605,436	14,893,323
5.5% 3/1/39 to 5/1/44	4,162,696	4,665,931
6% 10/1/34 to 1/1/42	6,291,425	7,214,358
6.5% 12/1/23 to 8/1/36	1,156,623	1,326,696
7% to 7% 11/1/23 to 8/1/32	270,188	298,708
7.5% to 7.5% 9/1/22 to 11/1/31	223,225	253,920
8% 1/1/30 to 3/1/30	1,321	1,449
8.5% 3/1/25 to 6/1/25	316	351

TOTAL FANNIE MAE		570,025,185

Freddie Mac - 6.1%
12 month U.S. LIBOR + 1.370% 3.767% 3/1/36 (b)(c)	61,895	64,048
12 month U.S. LIBOR + 1.870% 4.817% 4/1/41 (b)(c)	34,999	36,355
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (b)(c)	58,545	61,164
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (b)(c)	61,352	63,885
12 month U.S. LIBOR + 1.910% 4.734% 6/1/41 (b)(c)	119,307	124,256
12 month U.S. LIBOR + 1.910% 4.785% 5/1/41 (b)(c)	95,244	99,992
12 month U.S. LIBOR + 1.910% 4.813% 5/1/41 (b)(c)	106,924	111,230
12 month U.S. LIBOR + 2.060% 4.726% 3/1/33 (b)(c)	1,589	1,658
12 month U.S. LIBOR + 2.160% 4.285% 11/1/35 (b)(c)	45,555	47,868
6 month U.S. LIBOR + 1.650% 3.874% 4/1/35 (b)(c)	96,199	99,876
6 month U.S. LIBOR + 2.270% 4.488% 10/1/35 (b)(c)	19,498	20,421
U.S. TREASURY 1 YEAR INDEX + 2.240% 4.939% 1/1/35 (b)(c)	8,712	9,142
2.5% 8/1/32 to 12/1/34	23,700,895	23,935,630
3% 6/1/31 to 6/1/49	77,423,444	79,094,344
3.5% 3/1/32 to 10/1/49	116,511,084	122,094,020
4% 5/1/37 to 10/1/48	88,692,814	93,961,414
4.5% 7/1/25 to 10/1/48	38,773,545	41,823,109
5% 1/1/35 to 6/1/41	2,592,291	2,861,267
5.5% 1/1/38 to 6/1/41	3,782,698	4,259,824
6% 4/1/32 to 8/1/37	610,892	692,339
7.5% 5/1/26 to 11/1/31	29,005	33,245
8% 4/1/27 to 5/1/27	1,947	2,190
8.5% 5/1/27 to 1/1/28	4,102	4,603

TOTAL FREDDIE MAC		369,501,880

Ginnie Mae - 12.6%
3% 12/20/42 to 4/20/47	15,546,878	16,033,998
3.5% 12/20/40 to 4/20/49	136,988,794	142,480,858
4% 2/15/40 to 8/20/48	130,725,054	137,385,969
4.5% 5/15/39 to 6/20/47	33,184,861	35,554,720
5% 3/15/39 to 4/20/48	7,222,117	7,805,731
6.5% 4/15/35 to 11/15/35	64,707	74,604
7% 1/15/28 to 7/15/32	699,040	792,051
7.5% to 7.5% 4/15/22 to 10/15/28	169,489	188,345
8% 3/15/30 to 9/15/30	9,017	10,405
3% 1/1/50 (f)	53,250,000	54,698,938
3% 1/1/50 (f)	31,575,000	32,434,159
3% 1/1/50 (f)	16,800,000	17,257,130
3.5% 1/1/50 (f)	90,400,000	93,167,334
3.5% 1/1/50 (f)	34,400,000	35,453,056
3.5% 1/1/50 (f)	35,000,000	36,071,424
3.5% 1/1/50 (f)	13,900,000	14,325,508
3.5% 2/1/50 (f)	17,500,000	18,043,916
4% 1/1/50 (f)	6,500,000	6,728,515
4% 1/1/50 (f)	48,500,000	50,205,076
4% 1/1/50 (f)	55,000,000	56,933,591

TOTAL GINNIE MAE		755,645,328

Uniform Mortgage Backed Securities - 3.3%
2.5% 1/1/35 (f)	5,000,000	5,044,000
2.5% 1/1/50 (f)	6,000,000	5,930,708
2.5% 1/1/50 (f)	5,950,000	5,881,286
3% 1/1/50 (f)	32,675,000	33,134,731
3% 1/1/50 (f)	2,850,000	2,890,099
3% 1/1/50 (f)	2,600,000	2,636,581
3% 1/1/50 (f)	2,550,000	2,585,878
3% 1/1/50 (f)	9,250,000	9,380,146
3% 1/1/50 (f)	9,350,000	9,481,553
3% 1/1/50 (f)	9,350,000	9,481,553
3% 1/1/50 (f)	23,425,000	23,754,585
3% 1/1/50 (f)	9,350,000	9,481,553
3% 1/1/50 (f)	2,850,000	2,890,099
3.5% 1/1/50 (f)	61,500,000	63,265,671
3.5% 1/1/50 (f)	4,150,000	4,269,147
3.5% 1/1/50 (f)	3,600,000	3,703,356
3.5% 1/1/50 (f)	5,150,000	5,297,857

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		199,108,803

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,878,578,234)		1,894,281,196

Asset-Backed Securities - 3.0%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$3,624,696	$3,634,551
Series 2019-1 Class A, 3.844% 5/15/39 (a)	4,064,524	4,091,968
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	6,546,718	6,488,139
Class B, 4.458% 10/16/39 (a)	1,151,765	1,139,854
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 3.6184% 7/22/32 (a)(b)(c)	6,268,000	6,264,659
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 0% 1/20/33 (a)(b)(c)(f)	3,021,000	3,021,000
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 3.1658% 10/15/32 (a)(b)(c)	5,467,000	5,465,967
Ares Xli Clo Ltd. / Ares Xli Cl Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 3.2009% 1/15/29 (a)(b)(c)	6,857,000	6,851,172
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 3.2332% 1/17/33 (a)(b)(c)	2,600,000	2,600,000
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	8,036,437	8,202,496
Class AA, 2.487% 12/16/41 (a)	1,610,146	1,599,530
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	6,110,164	6,168,210
Class B, 5.095% 4/15/39 (a)	2,095,961	2,112,797
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	6,249,591	6,352,906
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 3.4705% 10/20/32 (a)(b)(c)	4,495,000	4,494,789
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 3.2638% 5/29/32 (a)(b)(c)	3,185,000	3,186,663
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	3,489,780	3,535,566
Class A2II, 4.03% 11/20/47 (a)	5,907,440	6,044,965
Dryden CLO, Ltd. Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 3.264% 10/20/32 (a)(b)(c)	2,036,000	2,037,374
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 3.2809% 4/15/29 (a)(b)(c)	7,519,000	7,518,601
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 3.2399% 5/15/32 (a)(b)(c)	5,210,000	5,209,422
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.820% 2.617% 3/25/34 (b)(c)	527	508
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 3.2149% 11/16/32 (a)(b)(c)	6,083,000	6,081,942
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	2,776,735	2,850,627
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	2,818,667	2,815,196
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 3.1859% 1/20/29 (a)(b)(c)	2,547,000	2,545,765
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 3.603% 7/15/32 (a)(b)(c)	6,260,000	6,263,405
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 3.1741% 10/15/32 (a)(b)(c)	2,954,000	2,953,583
Magnetite CLO Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 3.2459% 4/20/30 (a)(b)(c)	5,650,000	5,651,339
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 3.2371% 1/15/33 (a)(b)(c)	4,021,000	4,020,912
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.302% 9/25/35 (b)(c)	190,715	190,412
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 3.3021% 7/17/32 (a)(b)(c)	6,261,000	6,264,487
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 3.037% 1/25/36 (b)(c)	520,000	522,334
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (a)	4,782,000	4,712,087
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	5,100,122	5,149,583
SBA Tower Trust Series 2019, 2.836% 1/15/50 (a)	6,201,000	6,264,207
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.652% 9/25/34 (b)(c)	8,753	8,612
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)	6,436,018	6,526,310
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	7,823,155	7,780,119
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 3.3509% 4/15/32 (a)(b)(c)	6,307,000	6,310,336
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 3.5229% 7/20/32 (a)(b)(c)	6,552,000	6,548,567
TOTAL ASSET-BACKED SECURITIES
(Cost $178,675,063)		179,480,960

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.1%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	155,304	164,695
Series 1999-57 Class PH, 6.5% 12/25/29	191,975	215,133
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (g)	912,693	909,241
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 29.7615% 6/16/37 (b)(h)	20,714	36,590
Series 2015-H21 Class JA, 2.5% 6/20/65 (g)	932,777	932,529
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.878% 2/25/37 (b)(c)	12,759	12,721
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.082% 7/25/35 (b)(c)	12,904	12,907
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.7849% 7/20/34 (b)(c)	3,320	3,251
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,219,880)		2,287,067

Commercial Mortgage Securities - 2.2%
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	3,856,000	3,945,533
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	865,000	885,146
Class CNM, 3.8425% 11/5/32 (a)(b)	358,000	364,866
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/52	5,520,000	6,202,418
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 4.3648% 9/15/37 (a)(b)(c)	1,924,568	1,925,045
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 3.5398% 11/15/35 (a)(b)(c)	2,048,200	2,052,681
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 3.0398% 4/15/34 (a)(b)(c)	3,284,000	3,281,051
Class C, 1 month U.S. LIBOR + 1.600% 3.3398% 4/15/34 (a)(b)(c)	2,171,000	2,170,995
Class D, 1 month U.S. LIBOR + 1.900% 3.6398% 4/15/34 (a)(b)(c)	2,279,000	2,287,502
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 2.8198% 10/15/36 (a)(b)(c)	3,094,000	3,097,876
Class C, 1 month U.S. LIBOR + 1.250% 2.9898% 10/15/36 (a)(b)(c)	3,890,000	3,894,871
Class D, 1 month U.S. LIBOR + 1.450% 3.1898% 10/15/36 (a)(b)(c)	5,509,000	5,515,888
Class E, 1 month U.S. LIBOR + 1.800% 3.5398% 10/15/36 (a)(b)(c)	7,741,000	7,748,277
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 2.7398% 4/15/34 (a)(b)(c)	5,400,000	5,403,316
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (a)	2,236,000	2,234,729
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 2.8598% 6/15/34 (a)(b)(c)	7,948,000	7,938,455
Class B, 1 month U.S. LIBOR + 1.500% 3.2398% 6/15/34 (a)(b)(c)	1,565,000	1,561,087
Class C, 1 month U.S. LIBOR + 1.750% 3.4898% 6/15/34 (a)(b)(c)	1,768,000	1,763,574
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A4, 4.412% 11/10/51	1,059,000	1,199,987
Credit Suisse Mortgage Trust Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	3,682,000	3,868,709
Class B, 4.5349% 4/15/36 (a)	1,132,000	1,188,698
Class C, 4.782% 4/15/36 (a)(b)	760,000	795,874
Class D, 4.782% 4/15/36 (a)(b)	1,519,000	1,566,532
CSAIL Commercial Mortgage Trust Series 2018-C14 Class A4 4.4216% 11/15/51	2,763,000	3,105,296
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (a)	729,000	777,300
Class DFX, 5.3503% 7/5/33 (a)	1,121,000	1,194,900
Class EFX, 5.5422% 7/5/33 (a)	1,533,000	1,620,343
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 2.9898% 8/15/33 (a)(b)(c)	4,318,000	4,317,993
Class C, 1 month U.S. LIBOR + 1.500% 3.2398% 8/15/33 (a)(b)(c)	10,400,000	10,400,016
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	8,381,000	8,653,062
Series 2018-H4 Class A4, 4.31% 12/15/51	9,252,000	10,406,892
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (a)	1,211,000	1,223,491
Class C, 3.1771% 11/10/36 (a)	1,162,000	1,157,917
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	462,965	464,173
Class B, 4.181% 11/15/34 (a)	1,632,000	1,650,166
Class C, 5.205% 11/15/34 (a)	1,144,100	1,166,737
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	3,762,451	4,610,037
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 3.8398% 3/15/36 (a)(b)(c)	4,971,000	4,983,434
Wells Fargo Commercial Mortgage Trust Series 2018-C48 Class A5, 4.302% 1/15/52	6,575,000	7,398,479
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $130,741,286)		134,023,346

Municipal Securities - 1.1%
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	805,000	1,236,577
7.5% 4/1/34	5,055,000	7,612,021
7.55% 4/1/39	3,585,000	5,750,412
6.65% 3/1/22	4,360,000	4,701,780
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	595,000	604,889
Series 2010 C1, 7.781% 1/1/35	2,940,000	3,671,678
Series 2012 B, 5.432% 1/1/42	1,205,000	1,244,042
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	4,320,000	4,508,309
5.1% 6/1/33	4,805,000	5,179,934
Series 2010-1, 6.63% 2/1/35	12,290,000	14,410,517
Series 2010-3:
6.725% 4/1/35	9,480,000	11,126,392
7.35% 7/1/35	5,540,000	6,724,452
Series 2010-5, 6.2% 7/1/21	904,000	936,951
TOTAL MUNICIPAL SECURITIES
(Cost $61,204,824)		67,707,954

Bank Notes - 0.9%
Capital One NA 2.95% 7/23/21	5,645,000	5,724,856
Discover Bank:
3.1% 6/4/20	6,380,000	6,403,732
3.2% 8/9/21	6,841,000	6,959,059
3.35% 2/6/23	3,206,000	3,307,204
4.682% 8/9/28 (b)	2,761,000	2,885,245
KeyBank NA:
2.25% 3/16/20	9,000,000	9,005,295
6.95% 2/1/28	800,000	1,010,305
PNC Bank NA 2.3% 6/1/20	1,450,000	1,451,880
RBS Citizens NA 2.55% 5/13/21	1,560,000	1,571,675
Regions Bank 6.45% 6/26/37	7,720,000	10,108,485
Synchrony Bank 3.65% 5/24/21	4,766,000	4,865,405
TOTAL BANK NOTES
(Cost $49,519,191)		53,293,141
	Shares	Value

Money Market Funds - 0.4%
Fidelity Cash Central Fund 1.58% (i)
(Cost $24,486,578)	24,482,075	24,486,972
	Maturity Amount	Value

Repurchase Agreements - 1.3%
Investments in repurchase agreements in a joint trading account at 1.62%, dated 12/31/19 due 1/2/20 (Collateralized by U.S. Government Obligations) # (j)
(Cost $80,116,000)	80,123,210	80,116,000
TOTAL INVESTMENT IN SECURITIES - 111.0%
(Cost $6,457,730,746)		6,673,739,070
NET OTHER ASSETS (LIABILITIES) - (11.0)%		(659,259,288)
NET ASSETS - 100%		$6,014,479,782

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
3% 1/1/50	$(9,250,000)	$(9,501,693)
3% 1/1/50	(9,350,000)	(9,604,414)
3.5% 1/1/50	(48,300,000)	(49,778,564)
3.5% 1/1/50	(35,000,000)	(36,071,424)
3.5% 1/1/50	(17,500,000)	(18,035,712)
3.5% 1/1/50	(35,000,000)	(36,071,424)
3.5% 1/1/50	(13,900,000)	(14,325,508)
4% 1/1/50	(48,500,000)	(50,205,076)
4% 1/1/50	(6,500,000)	(6,728,515)
4% 1/1/50	(55,000,000)	(56,933,591)

TOTAL GINNIE MAE		(287,255,921)

Uniform Mortgage Backed Securities
2.5% 1/1/50	(11,950,000)	(11,811,994)
3% 1/1/50	(9,250,000)	(9,380,146)
3% 1/1/50	(9,350,000)	(9,481,553)
3% 1/1/50	(9,350,000)	(9,481,553)
3% 1/1/50	(40,675,000)	(41,247,289)
3% 1/1/50	(23,425,000)	(23,754,585)
3% 1/1/50	(9,350,000)	(9,481,553)
3% 1/1/50	(2,850,000)	(2,890,099)
3.5% 1/1/50	(5,150,000)	(5,297,857)
3.5% 1/1/50	(4,150,000)	(4,269,147)
3.5% 1/1/50	(3,600,000)	(3,703,356)
3.5% 1/1/50	(4,150,000)	(4,269,147)
3.5% 1/1/50	(3,600,000)	(3,703,356)
3.5% 1/1/50	(5,150,000)	(5,297,857)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(144,069,492)

TOTAL TBA SALE COMMITMENTS
(Proceeds $431,144,836)		$(431,325,413)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $579,801,178 or 9.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $420,361.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (j) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,539,759
Total	$2,539,759

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,205,662,626	$--	$2,205,662,626	$--
U.S. Government and Government Agency Obligations	2,032,399,808	--	2,032,399,808	--
U.S. Government Agency - Mortgage Securities	1,894,281,196	--	1,894,281,196	--
Asset-Backed Securities	179,480,960	--	179,480,960	--
Collateralized Mortgage Obligations	2,287,067	--	2,287,067	--
Commercial Mortgage Securities	134,023,346	--	134,023,346	--
Municipal Securities	67,707,954	--	67,707,954	--
Bank Notes	53,293,141	--	53,293,141	--
Money Market Funds	24,486,972	24,486,972	--	--
Repurchase Agreements	80,116,000	--	80,116,000	--
Total Investments in Securities:	$6,673,739,070	$24,486,972	$6,649,252,098	$--
Other Financial Instruments:
TBA Sale Commitments	$(431,325,413)	$--	$(431,325,413)	$--
Total Other Financial Instruments:	$(431,325,413)	$--	$(431,325,413)	$--

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$80,116,000 due 1/02/20 at 1.62%
JP Morgan Securities LLC	$80,116,000
$80,116,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value (including securities loaned of $78,226,792 and repurchase agreements of $80,116,000) — See accompanying schedule: Unaffiliated issuers (cost $6,433,244,168)	$6,649,252,098
Fidelity Central Funds (cost $24,486,578)	24,486,972
Total Investment in Securities (cost $6,457,730,746)		$6,673,739,070
Cash		60,078
Receivable for investments sold		35,602
Receivable for TBA sale commitments		431,144,836
Receivable for fund shares sold		18,158,656
Interest receivable		40,017,735
Distributions receivable from Fidelity Central Funds		51,270
Other receivables		175
Total assets		7,163,207,422
Liabilities
Payable for investments purchased
Regular delivery	$19,735,938
Delayed delivery	617,357,323
TBA sale commitments, at value	431,325,413
Payable for fund shares redeemed	129,056
Distributions payable	21,737
Other payables and accrued expenses	41,973
Collateral on securities loaned	80,116,200
Total liabilities		1,148,727,640
Net Assets		$6,014,479,782
Net Assets consist of:
Paid in capital		$5,800,706,611
Total accumulated earnings (loss)		213,773,171
Net Assets		$6,014,479,782
Net Asset Value, offering price and redemption price per share ($6,014,479,782 ÷ 55,278,631 shares)		$108.80

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Interest (including $187,303 from security lending)		$174,242,542
Income from Fidelity Central Funds		2,539,759
Total income		176,782,301
Expenses
Custodian fees and expenses	$84,007
Independent trustees' fees and expenses	21,912
Total expenses before reductions	105,919
Expense reductions	(15,232)
Total expenses after reductions		90,687
Net investment income (loss)		176,691,614
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	27,612,658
Fidelity Central Funds	3,036
Swaps	(63,958)
Total net realized gain (loss)		27,551,736
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	310,398,786
Fidelity Central Funds	(3,036)
Swaps	63,128
Delayed delivery commitments	694,444
Total change in net unrealized appreciation (depreciation)		311,153,322
Net gain (loss)		338,705,058
Net increase (decrease) in net assets resulting from operations		$515,396,672

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$176,691,614	$168,849,590
Net realized gain (loss)	27,551,736	(33,943,386)
Change in net unrealized appreciation (depreciation)	311,153,322	(141,619,995)
Net increase (decrease) in net assets resulting from operations	515,396,672	(6,713,791)
Distributions to shareholders	(182,277,023)	(154,089,100)
Share transactions
Proceeds from sales of shares	416,263,032	147,079,625
Reinvestment of distributions	182,255,282	154,932,119
Cost of shares redeemed	(186,295,111)	(477,154,162)
Net increase (decrease) in net assets resulting from share transactions	412,223,203	(175,142,418)
Total increase (decrease) in net assets	745,342,852	(335,945,309)
Net Assets
Beginning of period	5,269,136,930	5,605,082,239
End of period	$6,014,479,782	$5,269,136,930
Other Information
Shares
Sold	3,860,591	1,420,080
Issued in reinvestment of distributions	1,708,468	1,513,446
Redeemed	(1,794,147)	(4,678,891)
Net increase (decrease)	3,774,912	(1,745,365)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity VIP Investment Grade Central Fund

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$102.31	$105.26	$104.18	$103.71	$106.70
Income from Investment Operations
Net investment income (loss)A	3.371	3.163	2.887	3.167	3.292
Net realized and unrealized gain (loss)	6.606	(3.209)	1.693	1.659	(3.071)
Total from investment operations	9.977	(.046)	4.580	4.826	.221
Distributions from net investment income	(3.487)	(2.904)	(2.985)	(3.096)	(3.137)
Distributions from net realized gain	–	–	(.515)	(1.260)	(.074)
Total distributions	(3.487)	(2.904)	(3.500)	(4.356)	(3.211)
Net asset value, end of period	$108.80	$102.31	$105.26	$104.18	$103.71
Total ReturnB	9.87%	(.01)%	4.46%	4.70%	.18%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyE	-%	-%	-%	-%	-%
Expenses net of all reductionsE	-%	-%	-%	-%	-%
Net investment income (loss)	3.16%	3.09%	2.75%	3.00%	3.11%
Supplemental Data
Net assets, end of period (000 omitted)	$6,014,480	$5,269,137	$5,605,082	$4,865,507	$4,611,536
Portfolio turnover rateF	146%	92%	110%	162%	248%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than .005%.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2019

1. Organization.

Fidelity VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$235,688,355
Gross unrealized depreciation	(14,662,094)
Net unrealized appreciation (depreciation)	$221,026,261
Tax Cost	$6,452,532,232

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$4,053,709
Capital loss carryforward	$(11,306,800)
Net unrealized appreciation (depreciation) on securities and other investments	$221,026,261

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Long-term	$(11,306,800)
Total capital loss carryforward	$(11,306,800)

The tax character of distributions paid was as follows:

	December 31, 2019	December 31, 2018
Ordinary Income	$182,277,023	$ 154,089,100

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$(63,958)	$63,128

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,629,082,638 and $1,112,767,674, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. The Fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $15,232.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund according to the following schedule.

Fund	Ownership %
VIP Asset Manager Portfolio	5.6%
VIP Asset Manager: Growth Portfolio	0.5%
VIP Balanced Portfolio	23.6%
VIP Investment Grade Bond Portfolio	70.3%

Effective January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

10. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of VIP Investment Grade Central Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of VIP Investment Grade Central Fund (the "Fund"), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of December 31, 2019, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 13, 2020

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 277 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the Investment Company Act of 1940 (1940 Act)) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President of Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as President (2016-2019) and Director (2014-2019) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), Vice President of Global Asset Allocation Funds (2017-2019); Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), and President, Money Market and Short Duration Bond Group of Fidelity Management & Research Company (FMR) (investment adviser firm, 2013-2014).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2019 to December 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During Period-B July 1, 2019 to December 31, 2019
Actual	.0019%	$1,000.00	$1,029.30	$.01
Hypothetical-C		$1,000.00	$1,025.20	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 21.38% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investment Grade Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FIMM and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Approval of Amended and Restated Advisory Contracts.  At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FIMM expects to merge with and into Fidelity Management & Research Company (FMR) and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board noted that the Amended and Restated Contracts will reflect the replacement of FIMM with FMR and will take effect upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expense paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, FMR pays FIMM a management fee for providing services to the fund and that FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

VIGC-ANN-0220
1.831202.113

Item 2.

Code of Ethics

As of the end of the period, December 31, 2019, Fidelity Garrison Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to VIP Investment Grade Central Fund (the “Fund”):

Services Billed by Deloitte Entities

December 31, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Investment Grade Central Fund	$87,000	$100	$6,900	$2,000

December 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Investment Grade Central Fund	$90,000	$200	$7,000	$2,700

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	December 31, 2019A	December 31, 2018A
Audit-Related Fees	$290,000	$5,000
Tax Fees	$5,000	$5,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2019A	December 31, 2018A
Deloitte Entities	$585,000	$490,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 25, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 25, 2020